Deferred Government Subsidy	6 Months Ended
Jun. 30, 2023
Deferred Government Subsidy [Abstract]
DEFERRED GOVERNMENT SUBSIDY

NOTE 15 – DEFERRED GOVERNMENT SUBSIDY

GMB BJ planned to relocate the Company address from Beijing to Zibo city, and it applied for subsidy of RMB 21,926,900 to compensate for the future incremental costs arising from the relocation, which was approved by the Finance Bureau of Zibo. The Company received government subsidy of RMB20,000,000, approximately $2,758,126, was recognized as deferred government subsidy in the year 2022. As of June 30, 2023, the relocation had not been commenced. It would be deducted from the relocation expenses when incurred.